Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 149,379	$ 182,415	$ 140,920
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(111,951)	53,304	16,376
Cash flow hedges:
Net gain (loss) recognized in accumulated other comprehensive loss	33,150	(17,393)	(26,255)
Reclassification of net (gain) loss to consolidated statement of income	(26,904)	15,124	7,669
Cash flow hedges (net of deferred income taxes of $(1,597), $896 and $3,038)	6,246	(2,269)	(18,586)
Securities available for sale:
Unrealized loss on available for sale securities	(552)	(1,780)	(3,624)
Reclassification of net loss to consolidated statement of income	774	1,119	0
Securities available for sale (net of deferred income taxes $99, $577 and $nil).	222	(661)	(3,624)
Net current-period other comprehensive (loss) income	(105,483)	50,374	(5,834)
Comprehensive income	43,896	232,789	135,086
Less: Comprehensive income attributable to non-controlling interests	(540)	(1,136)	(435)
Comprehensive income attributable to Arcos Dorados Holdings Inc.	$ 43,356	$ 231,653	$ 134,651